UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - SEC Oil and Gas Reserve Information (Details)	12 Months Ended
	Dec. 31, 2017 MBoe MMcf MBbls	Dec. 31, 2016 MBoe MMcf MBbls	Dec. 31, 2015 MBoe MMcf MBbls
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved Developed and Undeveloped Reserves, Net, Beginning Balance (MBoe) | MBoe	29,490	25,473	25,981
Revisions of previous estimates (MBoe) | MBoe	(1,972)	(2,141)	(6,068)
Extensions and discoveries (MBoe) | MBoe	12,386	7,500	3,336
Purchases of reserves in-place (MBoe) | MBoe	11,278	3,168	4,876
Production (MBoe) | MBoe	(2,727)	(2,234)	(2,652)
Sales of reserves in-place (MBoe) | MBoe	(1,376)	(2,276)
Proved Developed and Undeveloped Reserves, Net, Ending Balance (MBoe) | MBoe	47,079	29,490	25,473
Proved developed reserves (MBoe): | MBoe	15,744	12,493	10,578
Proved undeveloped reserves (MBoe) | MBoe	31,335	16,997	14,895
Ryder Scott Company, L.P. | Mr. Gardner
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Practical experience in petroleum engineering studies	12 years
Oil
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	18,441	17,552	17,026
Revisions of previous estimates	(1,778)	(1,397)	(3,491)
Extensions and discoveries	6,658	4,242	1,950
Purchases of reserves in-place	6,892	1,432	3,896
Production	(1,800)	(1,412)	(1,829)
Sales of reserves in-place	(426)	(1,976)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	27,987	18,441	17,552
Proved developed reserves:	8,987	7,440	6,379
Proved undeveloped reserves	19,000	11,001	11,173
Natural gas
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved Developed and Undeveloped Reserves, Net, Beginning Balance | MMcf	35,730	26,576	28,733
Revisions of previous estimates | MMcf	(2,091)	536	(8,152)
Extensions and discoveries | MMcf	17,255	10,240	4,122
Purchases of reserves in-place | MMcf	14,935	3,121	4,454
Production | MMcf	(3,621)	(2,941)	(2,581)
Sales of reserves in-place | MMcf	(2,799)	(1,802)
Proved Developed and Undeveloped Reserves, Net, Ending Balance | MMcf	59,409	35,730	26,576
Proved developed reserves: | MMcf	21,078	16,704	13,205
Proved undeveloped reserves | MMcf	38,331	19,026	13,371
NGL
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	5,094	3,492	4,166
Revisions of previous estimates	154	(833)	(1,218)
Extensions and discoveries	2,852	1,551	699
Purchases of reserves in-place	1,897	1,216	238
Production	(324)	(332)	(393)
Sales of reserves in-place	(483)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	9,190	5,094	3,492
Proved developed reserves:	3,244	2,269	1,998
Proved undeveloped reserves	5,946	2,825	1,494